CONTRIBUTED EQUITY, Issued Capital (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
CONTRIBUTED EQUITY [Abstract]
1,390,704,858 fully paid ordinary shares (June 30, 2020: 1,035,320,206 fully paid ordinary shares)	$ 136,239,389	$ 74,877,325
Fully paid ordinary shares outstanding (in shares)	1,390,704,858	1,035,320,206